10. Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Details Narrative
Rent expense	$ 756	$ 752	$ 702
Overnight federal funds	$ 79,500